Goodwill and other intangibles - Estimates and Assumptions Used in the Calculation of Goodwill (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 R / oz	Dec. 31, 2025 R / kg $ / t $ / oz R / oz	Dec. 31, 2024 $ / t R / kg $ / oz R / oz	Dec. 31, 2023 R / kg $ / lb $ / t $ / t R / oz $ / oz
Disclosure of reconciliation of changes in goodwill [line items]
Average lithium hydroxide price (in USD per tonne) | $ / t		17,475	18,640	22,933
Keliber
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		10.10%	9.90%	10.10%
Inflation rate		2.00%	2.00%	2.00%
Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	25,745			26,632
Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		23 years
Revised gold prices (ZAR/kg) | R / kg		1,670,512	1,189,493	1,012,625
Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine				23 years
Australia
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine				40 months
Minimum | Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		1 year	2 years
Minimum | Australia
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		1 year	5 years
Maximum | Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		26 years	23 years
Maximum | Australia
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		18 years	19 years
Mining assets | Keliber
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		20 years	23 years	24 years
Mining assets | Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	8 years			11 years
Mimosa | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate			22.70%	31.20%
Burnstone | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		15.20%	17.50%	18.90%
Total SA gold
Disclosure of reconciliation of changes in goodwill [line items]
Average gold price (in ZAR per kilogram) | R / kg		1,903,056	1,324,530	1,072,364
Total SA gold | South Africa | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Inflation rate		3.50%	5.00%	6.00%
Total SA gold | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		11.70%	14.30%	13.70%
Total SA gold | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		13.50%	15.70%	15.80%
Total SA gold | Mining assets | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		23 years	25 years	25 years
Total SA gold | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		1 year	4 years	4 years
Total SA gold | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		11 years	10 years	11 years
PGM operations
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz		28,890	26,963	29,124
Average PGM (2E) basket price (in USD per ounce) | $ / oz		1,134	1,120	1,281
PGM operations | Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz			25,433	26,632
PGM operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Inflation rate		3.50%	5.00%	6.00%
PGM operations | United States
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		11.60%	13.00%	12.00%
Inflation rate		2.20%	2.10%	2.50%
PGM operations | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		13.90%	21.30%	22.50%
PGM operations | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		16.30%	21.50%	22.70%
PGM operations | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		1 year	13 years	14 years
PGM operations | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		66 years	45 years	47 years
Europe (Sandouville nickel refinery)
Disclosure of reconciliation of changes in goodwill [line items]
Average nickel price (in USD per lbs) | $ / lb				8.9
Average cobalt price (in USD per lbs) | $ / lb				15.8
Europe (Sandouville nickel refinery) | Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate				7.40%
Inflation rate				1.60%
Europe (Sandouville nickel refinery) | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine				23 years
Century segment
Disclosure of reconciliation of changes in goodwill [line items]
Average zinc price (in AUD per tonne) | $ / t				3,873
Century segment | Australia
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate				9.30%
Inflation rate				2.90%
Century segment | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine				4 years
Pennsylvania site recycling
Disclosure of reconciliation of changes in goodwill [line items]
Average gold price (in ZAR per kilogram) | $ / oz		3,562	2,329
Average zinc price (in USD per oz) | $ / oz		44	29
Pennsylvania site recycling | United States
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		13.10%	15.30%
Inflation rate		2.20%	2.10%